SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION
15. SHARE-BASED COMPENSATION
Share-based compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive Loss, are as follows:

	For the Years Ended December 31,
	2019	2018
Share options	$1,890	$1,248
Deferred share units	689	565
Share appreciation rights	(52)	(502)
Performance share units	592	(33)
	$3,119	$1,278

Share options
On May 5, 2016, the Fourth Amended and Restated 1997 Stock Option Plan (the "Stock Option Plan") was approved by shareholders to (i) reserve an additional 2,000,000 common shares for the Stock Option Plan, thereby increasing the total number of common shares issuable from 5,000,000 common shares to 7,000,000 common shares under the Stock Option Plan; (ii) provide for the grant of "incentive stock options" (being stock options designated as "incentive stock options" in an option agreement and that are granted in accordance with the requirements of, and that conforms to the applicable provisions of, Section 422 of the Internal Revenue Code); and (iii) to make such other changes to update the provisions of the Stock Option Plan in light of current best practices. Options granted are non-assignable and are exercisable for a period of ten years or such other period as is stipulated in a stock option agreement between Golden Star and the optionee.
Under the Plan, we may grant options to employees, consultants and directors of the Company or its subsidiaries of up to 7,000,000 shares, of which 1,202,583 are available for grant as of December 31, 2019 (December 31, 2018 - 1,917,767). The exercise price of each option is not less than the closing price of our shares on the Toronto Stock Exchange on the day prior to the date of grant. Options typically vest over periods ranging from immediately to four years from the date of grant. Vesting periods are determined at the discretion of the Compensation Committee.
The fair value of option grants is estimated at the grant dates using the Black-Scholes option-pricing model. Fair values of options granted during the years ended December 31, 2019 and 2018 were based on the weighted average assumptions noted in the following table:

	For the Years Ended December 31,
	2019	2018
Expected volatility	51.20%	70.06%
Risk-free interest rate	1.73%	2.39%
Expected lives	5.74 years	5.68 years

The weighted average fair value per option granted during the year ended December 31, 2019 was $2.54 CAD (year ended December 31, 2018 - $2.82 CAD). As at December 31, 2019, there was $0.5 million of share-based compensation expense (December 31, 2018 - $0.6 million) relating to the Company's share options to be recorded in future periods. For the year ended December 31, 2019, the Company recognized an expense of $1.9 million (year ended December 31, 2018 - $1.2 million).
A summary of option activity under the Company's Stock Option Plan during the years ended December 31, 2019 and 2018 is as follows:

	Options ('000)	Weighted– Average Exercise price ($CAD)	Weighted– Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2017	3,326	5.93	5.9
Granted	642	4.61	9.2
Exercised	(25)	3.24	1.6
Forfeited	(116)	8.96	3.6
Expired	(329)	9.35	0
Outstanding as of December 31, 2018	3,498	5.28	6.3
Granted	806	5.21	9.2
Exercised	(438)	3.82	7.3
Forfeited	(35)	5.49	7.7
Expired	(55)	8.50	0
Outstanding as of December 31, 2019	3,776	5.39	4.7

Exercisable as of December 31, 2018	2,664	5.42	5.5
Exercisable as of December 31, 2019	3,320	5.41	4.1

The number of options outstanding by strike price as of December 31, 2019 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2019	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2019	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
1.50 to 2.50	581	3.7	1.90	581	1.90
2.51 to 3.50	373	5.7	2.82	373	2.82
3.51 to 4.50	605	3.0	4.34	588	4.35
4.51 to 5.50	1,187	7.3	5.03	782	4.96
5.51 to 7.50	482	4.6	6.46	448	6.47
7.51 to 10.50	322	2.0	9.67	322	9.67
10.51 to 17.65	226	0.6	14.92	226	14.92
	3,776	4.7	5.39	3,320	5.41
The number of options outstanding by strike price as of December 31, 2018 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2018	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2018	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
1.50 to 2.50	604	6.1	1.90	604	1.90
2.51 to 3.50	534	7.1	2.81	405	2.82
3.51 to 4.50	581	4.9	4.35	581	4.35
4.51 to 5.50	689	9.1	4.63	205	4.68
5.51 to 7.50	487	7.7	6.48	266	6.46
7.51 to 10.50	378	2.9	9.50	378	9.50
10.51 to 17.65	225	1.9	14.92	225	14.92
	3,498	6.3	5.28	2,664	5.42

Deferred share units ("DSUs")
The Company's Deferred Share Unit Plan (the “DSU Plan”) was adopted on March 9, 2011 and was amended and restated as of March 14, 2016 (the “Restatement Effective Date”). Pursuant to the DSU Plan, directors may elect to receive all or part of their retainer in DSUs having a market value equal to the portion of the retainer to be received in that form, subject to such limits as the Compensation Committee may impose. The Compensation Committee may also grant to any director or executive officer, in each year, DSUs having a market value not greater than the total compensation payable to such director or executive officer for that year, including any salary or bonus but excluding any director’s retainer. The number of DSUs to be issued is determined by dividing the amount of the retainer or base salary determined as the basis for the award by the volume-weighted average trading price of a Common Share (as reported by the NYSE American) for the 20 trading days immediately preceding the date the DSUs are awarded. The vesting schedule of the DSUs is determined at the discretion of the Compensation Committee, but generally in the case of DSUs granted to directors in lieu of director retainers, the DSUs vest immediately on the award date. DSUs otherwise awarded to directors and officers as part of total compensation payable generally vest one-third on each of the first three anniversaries of the award date.
At the election of the Compensation Committee in its sole discretion, each DSU granted after the Restatement Effective Date may be redeemed for: (a) cash payment equal to the market value of one Common Share on the date of redemption (the “Redemption Value”), after deduction of applicable taxes and other source deductions required by applicable laws; (b) such number of common shares purchased by the Company on the public market as having an aggregate market value equal to the Redemption Value; or (c) any combination of the foregoing, so long as the aggregate redemption price has a fair market value equal to the Redemption Value. In addition to the foregoing, the Compensation Committee in its sole discretion, may redeem DSUs granted prior to the Restatement Effective Date for common shares issued by the Company from treasury.
For the year ended December 31, 2019 , the DSUs that were granted vested immediately and a compensation expense of $0.7 million was recognized for these grants (year ended December 31, 2018 - $0.6 million). As of December 31, 2019, there was no unrecognized compensation expense related to DSUs granted under the Company's DSU Plan.
A summary of DSU activity during the years ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of DSUs, beginning of period ('000)	1,086	1,018
Granted	188	150
Exercised	—	(82)
Number of DSUs, end of period ('000)	1,274	1,086

Share appreciation rights ("SARs")
On February 13, 2012, the Company adopted a Share Appreciation Rights ("SARs") Plan. The plan allows SARs to be issued to executives, employees and directors that vest after a period of three years. These awards are settled in cash on the exercise date equal to the Company's stock price less the strike price. Since these awards are settled in cash, the Company marks-to-market the associated expense for each award at the end of each reporting period using a Black-Scholes model. The Company accounts for these as liability awards and marks-to-market the fair value of the award until final settlement.
As of December 31, 2019, there was approximately $0.1 million of total unrecognized compensation cost related to unvested SARs (December 31, 2018 - $0.3 million). For the year ended December 31, 2019, the Company recognized a recovery of $0.1 million related to these cash settled awards (year ended December 31, 2018 - recovery of $0.5 million).
A summary of the SARs activity during the year ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of SARs, beginning of period ('000)	674	533
Granted	285	304
Exercised	(203)	(36)
Forfeited	(160)	(127)
Expired	(3)	—
Number of SARs, end of period ('000)	593	674

Performance share units ("PSUs")
On January 1, 2014, the Company adopted a Performance Share Unit ("PSU") Plan.  Each PSU represented one notional common share that was redeemed for cash based on the value of a common share at the end of the three-year performance period, to the extent performance and vesting criteria had been met.  The PSUs vested at the end of a three-year performance period. The cash award was determined by multiplying the number of units by the performance adjustment factor, which ranged from 0% to 200%. The performance adjustment factor was determined by comparing the Company's share price performance to the share price performance of a peer group of companies as listed in the PSU Plan. As the Company was required to settle these awards in cash, they were accounted for as liability awards with corresponding compensation expense recognized.
The final PSU grant vested on December 31, 2018 and, as a result, the Company did not recognize a PSU expense in 2019. For the year ended December 31, 2018 the Company recognized a $0.4 million recovery related to PSU's. The Company paid out the final amount owing of $6.4 million in April 2019 and as at December 31, 2019 there is no longer a PSU liability recognized on the Balance Sheet.
A summary of the PSU activity during the year ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of PSUs, beginning of period ('000)	1,173	2,721
Settled	(1,173)	(1,548)
Number of PSUs, end of period ('000)	—	1,173

2017 Performance and restricted share units ("PRSUs")
On May 4, 2017, the Company adopted a 2017 performance and restricted share unit plan (the "2017 PRSU Plan"). Pursuant to the 2017 PRSU Plan, performance share units ("2017 PSUs") and restricted share units ("2017 RSUs" and, together with the 2017 PSUs, the "Share Units") may be issued to any employee or officer of the Company or its designated affiliates. Share Units may be redeemed for: (i) common shares issued from treasury; (ii) common shares purchased in the secondary market; (iii) a cash payment; or (iv) a combination of (i), (ii) and (iii). Under the 2017 PRSU plan, the Company may grant up to a maximum of 2,200,000 common shares. As at December 31, 2019, 1,242,155 share units were available for grant.
Each PRSU represents one notional common share that is redeemed for common shares or common shares plus cash subject to the consent of the Company based on the value of a common share at the end of the three year performance period, to the extent performance and vesting criteria have been met. The PRSUs vest at the end of a three year performance period. The award is determined by multiplying the number of Share Units by the performance adjustment factor, which ranges from 0% to 200%. The performance adjustment factor is determined by comparing the Company's share price performance to the share price performance of a peer group of companies as listed in the 2017 PRSU Plan. As the Company has a practice of settling these awards in common shares, they are accounted for as equity awards with corresponding compensation expense recognized.
PRSUs are accounted for as equity awards with a corresponding compensation expense recognized. For the year ended December 31, 2019, the Company recognized $0.6 million expense (year ended December 31, 2018 - $0.3 million).
A summary of the PRSU activity during the years ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of PRSUs, beginning of period ('000)	791	339
Granted	561	480
Settled	(324)	—
Forfeited	(394)	(28)
Number of PRSUs, end of period ('000)	634	791